UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811 - 22464

Ironwood Multi-Strategy Fund LLC

 (Exact name of registrant as specified in charter)

One Market Plaza, Steuart Tower, Suite 2500
San Francisco, CA 94105
(Address of principal executive offices)(Zip code)

_________________________________________

Jonathan Gans
Chief Executive Officer and President
c/o Ironwood Capital Management Corporation
One Market Plaza, Steuart Tower, Suite 2500
San Francisco, CA 94105
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (415) 777-2400

Date of fiscal year end:  April 30

Date of reporting period:  October 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Registrant’s annual report transmitted to unit holders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1) is as follows:

Ironwood Multi-Strategy Fund LLC

Semi-Annual Report

October 31, 2011

(Unaudited)

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Ironwood Multi-Strategy Fund LLC

Financial Statements

October 31, 2011

(Unaudited)

TABLE OF CONTENTS

Statement of Assets and Liabilities	1
Statement of Operations	2
Statement of Changes in Net Assets	3
Statement of Cash Flows	4
Notes to Financial Statements	5 - 10
Supplemental Information	11 - 12
Consolidated financial statements of Ironwood Institutional Multi-Strategy Fund LLC

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Ironwood Multi-Strategy Fund LLC

Statement of Assets and Liabilities

As of October 31, 2011

(Unaudited)

Assets
Investments in Ironwood Institutional Multi-Strategy Fund LLC, at fair value (cost $16,202,580)	$16,038,276
Cash	1,420
Total assets	16,039,696
Liabilities
Account servicing fees payable	11,440
Net assets	$16,028,256
Net assets consist of:
Subscriptions	16,204,000
Accumulated undistributed net investment (loss)	(11,440)
Net unrealized depreciation on investments	(164,304)
Net assets	$16,028,256
Net asset value per unit: 15,863.48 units issued and outstanding no par value,
300,000 registered units	$1,010.39

See accompanying notes to financial statements.

See attached consolidated financial statements of Ironwood Institutional Multi-Strategy Fund LLC.

1

Ironwood Multi-Strategy Fund LLC

Statement of Operations

For the Six Months Ended October 31, 2011

(Unaudited)

Expenses
Account servicing fees	$11,320
Total expenses	11,320
Net investment loss	(11,320)
Unrealized gain (loss) from investment in Ironwood Institutional
Multi-Strategy LLC
Net change in unrealized appreciation (depreciation) on investment in Ironwood
Institutional Multi-Strategy Fund LLC	(168,766)
Net decrease in net assets resulting from operations	$(180,086)

See accompanying notes to financial statements.

See attached consolidated financial statements of Ironwood Institutional Multi-Strategy Fund LLC.

2

Ironwood Multi-Strategy Fund LLC

Statement of Changes in Net Assets

For the Six Months Ended October 31, 2011

(Unaudited)

	Six Months Ended October 31, 2011 (Unaudited)	January 1, 2011 (commencement of operations) to April 30, 2011
Net increase (decrease) in net assets resulting from operations
Net investment loss	$(11,320)	$(120)
Net change in unrealized appreciation (depreciation) on investments	(168,766)	4,462
Net increase (decrease) in net assets resulting from operations	(180,086)	4,342

Member transactions
Subscriptions	16,104,000	100,000
Net increase in net assets from Member transactions	16,104,000	100,000

Total increase in net assets	15,923,914	104,342
Net assets, beginning of period	104,342	-
Net assets, end of period	$16,028,256	$104,342

See accompanying notes to financial statements.

See attached consolidated financial statements of Ironwood Institutional Multi-Strategy Fund LLC.

3

Ironwood Multi-Strategy Fund LLC

Statement of Cash Flows

For the Six Months Ended October 31, 2011

(Unaudited)

Cash flows from operating activities
Net decrease in net assets resulting from operations	$(180,086)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Net change in unrealized appreciation (depreciation) on investment in Ironwood
Institutional Multi-Strategy Fund LLC	168,766
Purchase of investments in Ironwood Institutional Multi-Strategy Fund LLC	(16,102,580)
Increase in account servicing fee payable	11,320
Net cash used in operating activities	(16,102,580)

Cash flows from financing activities
Subscriptions	16,104,000
Net cash provided by financing activities	16,104,000

Net change in cash	1,420
Cash at beginning of period	-
Cash at end of period	$1,420

See accompanying notes to financial statements.

See attached consolidated financial statements of Ironwood Institutional Multi-Strategy Fund LLC.

4

Ironwood Multi-Strategy Fund LLC

Notes to Consolidated Financial Statements (unaudited)

October 31, 2011

1.	Organization

Ironwood Multi-Strategy Fund LLC (“the Fund”) was organized under the laws of the state of Delaware as a limited liability company on August 25, 2010.  The Fund commenced operations on January 1, 2011 and operates pursuant to the terms and conditions of the amended and restated limited liability company agreement (“the LLC Agreement”).  While non-diversified for the Investment Company Act of 1940 (“the 1940 Act”), the Fund intends to comply with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (“the Code”), as such requirements are described in more detail below.

The Fund’s investment objective is capital appreciation with limited variability of returns.  The Fund attempts to achieve this objective by investing substantially all of its assets in Ironwood Institutional Multi-Strategy Fund LLC.

Ironwood Capital Management Corporation serves as the Fund’s investment adviser (“the Adviser”) and is responsible for providing day-to-day investment management services to the Fund, subject to the supervision of the Fund’s Board of Directors (“the Board”).  The Adviser is registered as an investment adviser under the U.S. Investment Advisers Act of 1940 (“the Advisers Act”).  The Fund has no fixed termination date and will continue unless the Fund is otherwise terminated under the terms of the LLC Agreement or unless and until required by law.

The Fund is a “Feeder fund” in a “Master-Feeder” structure whereby the Fund invests substantially all of its assets in Ironwood Institutional Multi-Strategy Fund LLC (“the Master Fund”).  The Master Fund has the same investment objectives as the Fund.  At October 31, 2011, the Fund’s investment in the Master Fund represented 28% of the Master Fund’s net assets.  The financial statements of the Master Fund including the Schedule of Investments, are attached to this report and should be read with the Fund’s financial statements.

The Board has overall responsibility for monitoring and overseeing the Fund’s investment program, management and operations.  A majority of the members of the Board are not “interested persons” (as defined by the Advisers Act) of the Fund or the Adviser.

The Fund will offer on a monthly basis up to $300 million in Units.  Foreside Fund Services, LLC acts as the distributor (the “Distributor”) of the Units on a best-efforts basis, subject to various conditions.  Units were offered at a price equal to $1,000 per Unit on the initial date on which Units were sold and, thereafter, at the current net asset value per Unit on the first business day of each month, plus any applicable sales charge.  The Distributor may enter into selected dealer agreements with various brokers and dealers (“Selling Agents”) that have agreed to participate in the distribution of the Fund’s Units.

Each prospective investor (and Members who subscribe for additional Units) will be required to certify that the Units purchased are being acquired directly or indirectly for the account of either a natural person who is an “accredited investor”, as defined in Rule 501 of the Securities and Exchange Commission Regulation D, or a non-natural person that is a “qualified client”, as

See attached consolidated financial statements of Ironwood Institutional Multi-Strategy Fund LLC.

5

Ironwood Multi-Strategy Fund LLC

Notes to Consolidated Financial Statements (unaudited)

October 31, 2011

1.	Organization (continued)

defined in Rule 205-3 of the Investment Advisers Act of 1940, as amended.  The Fund and/or the Selling Agent may impose additional eligibility requirements for Members who purchase Units.  The minimum initial investment is $50,000, subject to waiver by Ironwood to an amount not less than $25,000.  The minimum subsequent investment is $10,000, subject to waiver by the Adviser.  Members may only purchase their Units through a Selling Agent or directly from the Fund.

Investments may be subject to a sales charge (a “Sales Charge”) of up to 3.00%, subject to waiver or adjustment (i) for investment in Units by affiliates of Ironwood; (ii) for certain institutional investors who have previously invested in private investment vehicles managed by Ironwood; (iii) where a prospective Member is purchasing Units through a broker-dealer participating in the offering that has agreed to waive all or a portion of such Sales Charge for all investors purchasing Units through such broker-dealer; or (iv) where a broker-dealer has agreed to waive all or a portion of such Sales Charge for particular sub-sets of investors purchasing Units through such broker-dealer (i.e. where a particular broker-dealer has certain established “breakpoints” for investors making an investment above a certain threshold).  The Sales Charge will be in addition to the subscription price for Units and will not form a part of an investor’s investment in the Fund.  All or a portion of the Sales Charge relating to Units will be paid to the Selling Agent that assisted in the placement of such Units.

The Board, from time to time, and in its sole and absolute discretion, may determine to cause the Fund to offer to repurchase Members’ Units (each, an “Offer”) at net asset value per Unit on a repurchase date pursuant to an Offer.  Any offer to repurchase Members’ Units will only be made to Members at the same time as, and in parallel with, each repurchase offer made by the Master Fund to its investors, including the Fund.  In determining whether the Fund should make an Offer to repurchase Units from Members in response to repurchase requests, and the number of Units that will be the subject of such Offer, the Board will consider, among other things, the recommendation of the Adviser.  In an Offer, the Board may determine to cause the Fund to repurchase less than the full amount of Units that Members requested to be repurchased.  Each such repurchase offer will generally apply to up to 10% of the net assets of the Fund.  The Adviser expects that it will recommend to the Board that the Fund makes an Offer to repurchase Units from Members semi-annually on each June 30 and December 31 (a “Repurchase date”) (or if such date is not a business day, on the immediately preceding business day).  A Member who tenders for repurchase of such Member’s Units during the first year following such Member’s initial capital contribution will be subject to a fee of 5% of the value of the Units repurchased by the Fund, payable to the Fund.  The Board may, in certain limited instances where the Board has determined that the remaining Members will not be materially and adversely affected or prejudiced, waive the imposition of the early repurchase fee.  Any such waiver does not imply that the early repurchase fee will be waived at any time in the future.  Members who tender a portion of their Units, up to 95% of such Member’s Units (defined as a specific dollar value in their Offer Acceptances (“Offer Acceptances”)), and which portion is repurchased by the Fund,

See attached consolidated financial statements of Ironwood Institutional Multi-Strategy Fund LLC.

6

Ironwood Multi-Strategy Fund LLC

Notes to Consolidated Financial Statements (unaudited)

October 31, 2011

1.	Organization (continued)

will receive the specified dollar amount equal to the net asset value of such Units repurchased by the Fund.  Promptly after the Repurchase Date, each Member whose Units or portion thereof has been repurchased will be given a non-interest bearing, non-transferable promissory note issued by the Fund entitling such Member to be paid an amount equal to 100% of the unaudited net asset value of such Member’s repurchased Units, determined as of the Repurchase Date (after giving effect to all allocations to be made as of that date to such Member, including any Advisory Fee allocable to such Units via the Fund’s investment in the Master Fund).  The note will entitle the Member to be paid within 90 calendar days after the Repurchase Date (a “Payment Date”).

If a Member has tendered for repurchase 95% or more of the Units held by such Member in an Offer Acceptance and 95% or more of such Member’s Units are repurchased by the Fund, such Member shall receive cash or a non-interest bearing, non-transferable promissory note issued by the Fund in an amount equal to 95% of the estimated unaudited net asset value of such Member’s Units being repurchased, determined as of the Repurchase Date (after giving effect to all allocations to be made as of that date to such Member’s Units, including any Advisory Fee allocable to such Units via the Fund’s investment in the Master Fund), which will be paid on or prior to the Payment Date (an “Initial Payment”); and a non-interest bearing, non-transferable promissory note issued by the Fund entitling such Member to up to the remaining 5% of the estimated unaudited net asset value of such Member’s Units being repurchased, determined as of the Repurchase Date (the “Subsequent Payment”).  Following the later of the completion of the Fund’s annual audit or such longer period as the Board in its discretion deems necessary to protect the interests of the remaining Members, the amount of the Subsequent Payment will be adjusted so that the sum of the Initial Payment and the Subsequent Payment is equal to 100% of the final audited net asset value of such Member’s Units being repurchased, determined as of the Repurchase Date and the as-adjusted Subsequent Payment will be paid to such Member.

2.	Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“US GAAP”).  Such policies are consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including the estimated fair value of investments.  Actual results could differ from those estimates.

Investment in the Master Fund

The Fund records its investment in the Master Fund at fair value which is represented by the Fund’s Units held in the Master Fund valued at their per Unit net asset value.  Valuation of Investment Funds and other investments held by the Master Fund is discussed in the notes to the Master Fund’s consolidated financial statements.  The performance of the Fund is directly

See attached consolidated financial statements of Ironwood Institutional Multi-Strategy Fund LLC.

7

Ironwood Multi-Strategy Fund LLC

Notes to Consolidated Financial Statements (unaudited)

October 31, 2011

2.	Significant Accounting Policies (continued)

Investment in the Master Fund (continued)

affected by the performance of the Master Fund.  The consolidated financial statements of the Master Fund, which are attached, are an integral part of these financial statements.  Please refer to the accounting policies disclosed in the consolidated financial statements of the Master Fund for additional information regarding significant accounting policies that affect the Fund.

Income Recognition and Expenses

The Fund recognizes income and records expenses on an accrual basis.  Income, expenses and realized and unrealized gains and losses are recorded monthly.  The change in the Master Fund’s net asset value is included in net change in unrealized appreciation/depreciation in the Statement of Operations.

Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its Members.  Therefore, no provision for federal income taxes is required.  The Fund files tax returns with the U.S. Internal Revenue Service and various states.  Such taxes are generally based on income earned or gains realized or repatriated.  Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded.  The Fund has concluded there are no significant uncertain tax positions that would require recognition in the financial statements as of October 31, 2011.  If applicable, the Fund recognizes interest accrued related to liabilities for unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations.  Generally, tax authorities can examine all tax returns filed for the last three years.

Distribution of Income and Gains

The Fund declares and pays dividends annually from net investment income.  Net realized gains, if any, are distributed at least annually.  Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

In order to satisfy the diversification requirements under Subchapter M of the Code, the Master Fund generally invests its assets in Investment Funds organized outside the United States that are treated as corporations for U.S. tax purposes and are expected to be classified as passive foreign investment companies (PFICs).  As such, the Fund expects that distributions generally will be taxable as ordinary income to the Members.

See attached consolidated financial statements of Ironwood Institutional Multi-Strategy Fund LLC.

8

Ironwood Multi-Strategy Fund LLC

Notes to Consolidated Financial Statements (unaudited)

October 31, 2011

2.	Significant Accounting Policies (continued)

Distribution of Income and Gains (continued)

Each Member whose Units are registered in its own name will have all income, dividends and capital gains distributions automatically reinvested in additional Units unless such Member specifically elects to receive all income, dividends and capital gain distributions in cash.

The Fund has a tax year that ends on December 31.  The tax cost as of October 31, 2011, was substantially the same as book.

3.	Fair Value of Financial Instruments

The fair value of the Fund’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets and Liabilities.

The units of account that are valued by the Fund are its Units in the Master Fund and not the underlying holdings of the Master Fund.  Thus, the inputs used by the Fund to value its investment in the Master Fund may differ from the inputs used to value the underlying holdings of such Master Fund.

4.	Advisory Fee, Related Party Transactions and Other

State Street Bank and Trust Company (“State Street”) provides accounting and administrative services to the Fund under an administrative services agreement.

The Fund’s incurs certain expenses indirectly via its investment in the Master Fund including accounting and administrative, custodian and advisory expenses.  The Adviser has entered into an Expense Limitation Agreement with the Master Fund, as discussed in the notes to the consolidated financial statements of the Master as attached.  The Adviser has agreed to bear any organizational and initial offering costs related to the Fund and will not be reimbursed for these costs.

The Fund pays to the Adviser an account servicing fee (the “Account Servicing Fee”).  The Account Servicing Fee will accrue monthly at a rate equal to 0.0292% (a 0.35% annual rate) of the net asset value of each Member’s Units as of the close of business on the last calendar day of each month.  The Account Servicing Fee is payable in arrears as of the last calendar day of the applicable quarter.  The Adviser may, in its sole discretion, pay up to the entire amount of the Account Servicing Fee, relating to Units, to a Selling Agent that assisted in the servicing of accounts.

As of October 31, 2011, a Director of the Fund held 0.63% of the Units in the Fund.

See attached consolidated financial statements of Ironwood Institutional Multi-Strategy Fund LLC.

9

Ironwood Multi-Strategy Fund LLC

Notes to Consolidated Financial Statements (unaudited)

October 31, 2011

5.	Financial Highlights

The following represents per Unit data, ratios to average net assets and other financial highlights information for Members:

	For the Six Months Ended October 31, 2011	Period from January 1, 2011 (inception) to April 30, 2011
For a Unit outstanding throughout the period:
Net asset value, beginning of period	$1,043.42	$1,000.00
Net investment loss (a)	(2.08)	(1.20)
Net change in unrealized appreciation (depreciation) on investment in investment funds	(30.95)	44.62
Net (decrease) increase in net assets resulting from operations	(33.03)	43.42
Net asset value, end of period	$1,010.39	$1,043.42

Total return(b)	(3.17)%	4.34%

Ratio of total expenses to average net assets	0.35%	0.35%
Ratio of net investment loss to average net assets	(0.35)%	(0.35)%

Net assets, end of period (In Thousands)	$16,028	$104

(a)	Calculated based on the average units outstanding methodology.

(b)
Total return assumes a subscription of a Unit in the Fund at the beginning of the period indicated and a repurchase of the Unit on the last day of the period, and assumes investment of all distributions during the period.

The above ratios and total return have been calculated for the Members taken as a whole.  Total return has not been annualized but expense ratios are annualized.

An individual Member’s return and ratios may vary from these returns and ratios, due to the timing of Unit transactions.

6.	Member Transactions

Transactions in Units were as follows for the six months ended October 31, 2011 and from January 1, 2011 (commencement of operations) through the fiscal year ended April 30, 2011:

	October 31, 2011	April 30, 2011
Units outstanding, beginning of period	100.000	-
Units purchased	15,763.484	100.000
Units redeemed	-	-
Units outstanding, end of period	15,863.484	100.000

7.	Subsequent Events

From November 1, 2011 to December 20, 2011 the Fund confirmed subscriptions of approximately $8,037,000.

See attached consolidated financial statements of Ironwood Institutional Multi-Strategy Fund LLC.

10

Fund Management

The Fund’s officers are appointed by the Directors and oversee the management of the day-to-day operations of the Fund under the supervision of the Board of Directors.  One of the Directors and all of the officers of the Fund are officers or employees of Ironwood Capital Management (the “Adviser” or “Ironwood”).  The other Directors are not affiliated with the Adviser and are not “interested persons” as defined under Section 2(a)(19) of the 1940 Act (the “Independent Directors”).  A list of the Directors and officers of the Fund and a brief statement of their present positions and principal occupations during the past five years are set out below.

Directors (unaudited)

Name and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Public Company Directorships
Disinterested Directors
Richard W. Meadows DOB: 1/9/1950	Independent Director	Since inception	Executive Vice President of mutual fund administration firm	2	0
M. Kelley Price DOB: 6/26/1950	Independent Director	Since inception	Executive Vice President of mutual fund administration firm	2	0
Interested Directors1
Jonathan Gans DOB: 11/8/1971	President, Director, Chairman of the Board	Since inception	Chief Executive Officer and President of Ironwood Capital Management	2	0

1	Mr. Gans is deemed to be an “interested person,” as defined in the 1940 Act, of the Fund (“Interested Director”) because of the affiliation with the Fund and Ironwood.

11

Officers (unaudited)

Set forth below is the name, date of birth, position with the Fund, length of term of office, and the principal occupation for the last five years, as of October 31, 2011.  The business address of each officer is care of Ironwood Capital Management, One Market Plaza, Steuart Tower, Suite 2500, San Francisco, California 94105.

Name and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Jonathan Gans DOB: 11/8/1971	Chief Executive Officer, President	Since inception	Chief Executive Officer and President of Ironwood Capital Management
John Weaver 1 DOB: 4/28/1974	Secretary	10/3/2011	Senior Vice President Operational Due Diligence of Ironwood Capital Management
Alison Sanger DOB: 8/12/1971	Chief Compliance Officer	Since inception	Chief Operating Officer/ Chief Compliance Officer of Ironwood Capital Management
Laurie Chatoff 1 DOB: 8/5/1967	Treasurer	10/3/2011	Director of Finance of Ironwood Capital Management as of 10/3/2011 Previous: Consultant to Alternative Investment Clients

1	Subject to Board of Directors approval

12

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Ironwood Institutional Multi-Strategy Fund LLC

Semi-Annual Report

October 31, 2011

(Unaudited)

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Ironwood Institutional Multi-Strategy Fund LLC

Consolidated Financial Statements

October 31, 2011

(Unaudited)

TABLE OF CONTENTS

Consolidated Statement of Assets and Liabilities	1
Consolidated Statement of Operations	2
Consolidated Statement of Changes in Net Assets	3
Consolidated Statement of Cash Flows	4
Consolidated Schedule of Investments	5 - 7
Notes to Financial Statements	8 - 20
Supplemental Information	21 - 22

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Ironwood Institutional Multi-Strategy Fund LLC

Consolidated Statement of Assets and Liabilities

As of October 31, 2011

(Unaudited)

Assets
Investments in investment funds, at fair value (cost $58,630,765)	$59,251,849
Cash	4,737,791
Prepaid investments in investment funds	6,100,000
Other assets	586
Total assets	70,090,226

Liabilities
Subscriptions received in advance	7,611,000
Loan payable	4,961,682
Advisory fee payable	152,948
Account servicing fee payable	50,985
Accrued expenses	31,864
Total Liabilities	12,808,479

Net assets	$57,281,747

Net Assets consist of:
Subscriptions	58,308,167
Redemptions	(1,053,900)
Accumulated undistributed net investment loss	(643,606)
Accumulated net realized gain from investments	50,002
Net unrealized appreciation on investments	621,084
Net Assets	$57,281,747

Net asset value per unit: 56,528.26 units issued and outstanding no par value, 300,000 registered units	$1,013.33

See accompanying notes to financial statements.

Ironwood Institutional Multi-Strategy Fund LLC

Consolidated Statement of Operations

For the Six Months Ended October 31, 2011

(Unaudited)

Expenses:
Advisory fees	$251,915
Professional fees	187,422
Fund administrative fees	129,500
Account servicing fees	83,971
Interest expense	39,682
Directors’ fees	50,000
Other	70,789
Total expenses	813,279

Expenses waived and/or reimbursed by Adviser	(362,446)
Net expenses	450,833

Net investment loss	(450,833)

Realized and unrealized gain (loss) from investments
Net realized gain from investments in investment funds	35,933
Net change in unrealized appreciation on investments in investment funds	(823,733)
Net realized and unrealized gain (loss) from investments	(787,800)
Net decrease in net assets resulting from operations	$(1,238,633)

See accompanying notes to financial statements.

Ironwood Institutional Multi-Strategy Fund LLC

Consolidated Statement of Changes in Net Assets

For the Six Months Ended October 31, 2011

(Unaudited)

	Six Months Ended October 31, 2011 (Unaudited)	January 1, 2011 (commencement of operations) to April 30, 2011
Net increase (decrease) in net assets resulting from operations
Net investment loss	$(450,833)	$(192,773)
Net realized gain from investments in investment funds	35,933	14,070
Net change in unrealized appreciation on investments	(823,733)	1,444,816
Net increase (decrease) in net assets resulting from operations	(1,238,633)	1,266,113

Member transactions
Subscriptions	28,444,821	29,863,346
Redemptions	(1,053,900)	-
Net increase in net assets from Member transactions	27,390,921	29,863,346

Total increase in net assets	26,152,288	31,129,459
Net assets, beginning of period	31,129,459	-
Net assets, end of period	$57,281,747	$31,129,459

See accompanying notes to financial statements.

Ironwood Institutional Multi-Strategy Fund LLC

Consolidated Statement of Cash Flows

For the Six Months Ended October 31, 2011

(Unaudited)

Operating activities
Net decrease in net assets resulting from operations	$(1,238,633)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Net realized gain from investments in investment funds	(35,933)
Net change in unrealized appreciation on investments in investment funds	823,733
Purchase of investments in investment funds	(29,419,004)
Proceeds from sales of investments in investment funds	477,108
Increase in prepaid investments in investment funds	(5,950,000)
Decrease in other assets	28
Increase in advisory fee payable	118,163
Increase in account servicing fee payable	39,390
Increase in accrued expenses	24,616
Net cash used in operating activities	(35,160,532)

Financing activities
Subscriptions, net of change in subscriptions received in advance	35,985,821
Redemptions	(1,053,900)
Proceeds from loan payable	20,414,682
Repayments of loan payable	(15,453,000)
Net cash provided by financing activities	39,893,603

Net change in cash	$4,733,071
Cash at beginning of period	4,720
Cash at end of period	$4,737,791

Supplemental disclosure of non-cash financing activities
Cash paid during period for interest	$36,560

See accompanying notes to financial statements.

Ironwood Institutional Multi-Strategy Fund LLC

Consolidated Schedule of Investments

As of October 31, 2011

(Unaudited)

Description	Cost	Fair Value1	Percent of Net Assets	Liquidity2

Investment Funds
Cayman Islands:
Relative Value Multi-Strategy:
D.E. Shaw Composite International Fund	$3,577,470	$3,662,343	6.39%	Quarterly3
HBK Offshore Fund II L.P.	3,065,000	3,175,172	5.54	Quarterly3
OZ Overseas Fund II, Ltd.	2,102,500	2,107,619	3.68	Annually
FCOI II Holdings, L.P.	1,775,000	1,770,477	3.09	Annually
Hutchin Hill Capital Offshore Fund, Ltd.	1,125,000	1,066,856	1.86	Quarterly3
TPG-Axon Partners (Offshore), Ltd.	270,000	255,023	0.45	Quarterly3
Total Relative Value Multi-Strategy	11,914,970	12,037,490	21.01

Equity Market Neutral:
Millennium International, Ltd.	3,952,500	4,084,923	7.13	Quarterly3
S.A.C. Capital International, Ltd.	2,677,500	2,754,882	4.81	Quarterly3
Rosemont Offshore Fund, Ltd.	2,530,000	2,583,260	4.51	Quarterly
Aleutian Fund Ltd.	1,045,000	995,845	1.74	Monthly
Total Equity Market Neutral	10,205,000	10,418,910	18.19

Event-Driven Multi-Strategy:
Elliott International Limited	3,025,000	3,111,680	5.43	Semi Annually3
Mason Capital, Ltd.	2,535,000	2,629,310	4.59	Annually
Magnetar Capital Fund II, Ltd.	2,535,858	2,530,780	4.42	Quarterly3
Magnetar Global Event Driven Fund Ltd.	1,900,000	1,902,534	3.32	Quarterly3
Magnetar Equity Opportunities Ltd.	100,000	116,172	0.20	Monthly
Eton Park Overseas Fund, Ltd.	1,247,500	1,144,395	2.00	Annually3
Total Event-Driven Multi-Strategy	11,343,358	11,434,871	19.96

See accompanying notes to financial statements.

Ironwood Institutional Multi-Strategy Fund LLC

Consolidated Schedule of Investments (continued)

As of October 31, 2011

(Unaudited)

Description	Cost	Fair Value1	Percent of Net Assets	Liquidity2

Investment Funds (continued)
Cayman Islands:
Distressed:
Silver Point Capital Offshore Fund, Ltd.	$3,670,000	$3,598,567	6.28%	Annually
Monarch Debt Recovery Fund, Ltd.	3,257,500	3,190,672	5.57	Annually
Monarch Structured Credit Fund, Ltd.	1,610,000	1,614,335	2.82	Other4
Monarch Structured Credit Fund, Ltd. Series II	800,000	802,414	1.40	Other4
Total Distressed	9,337,500	9,205,988	16.07

Credit Opportunities:
GSO Special Situations Overseas Fund Ltd.	2,080,037	2,030,052	3.54	Annually
Archview Credit Opportunities Offshore Fund Ltd.	865,000	841,808	1.47	Quarterly3
Total Credit Opportunities	2,945,037	2,871,860	5.01

Total Cayman Islands	45,745,865	45,969,119	80.24

British Virgin Islands:
Credit Opportunities:
King Street Capital, Ltd.	2,102,500	2,056,851	3.59	Quarterly3

Event-Driven Multi-Strategy:
Perry Partners International, Inc.	2,382,500	2,293,087	4.00	Quarterly3

Total British Virgin Islands	4,485,000	4,349,938	7.59

Bermuda:
Relative Value Multi-Strategy:
Citadel Kensington Global Strategies Ltd.	4,010,000	4,382,729	7.65	Qrtrly3 - 24 mos.

Equity Market Neutral Strategy:
Citadel Global Equities Fund Ltd.	1,775,000	1,826,651	3.19	Monthly

See accompanying notes to financial statements.

Ironwood Institutional Multi-Strategy Fund LLC

Consolidated Schedule of Investments (continued)

As of October 31, 2011

(Unaudited)

Description	Cost	Fair Value1	Percent of Net Assets	Liquidity2

Investment Funds (continued)
Event-Driven Multi-Strategy:
Perella Weinberg Partners Xerion
Offshore Fund Ltd.	$1,225,000	$1,016,013	1.77%	Quarterly3

Total Bermuda	7,010,000	7,225,393	12.61

Bahamas:
Distressed:
Cerberus International Ltd.	1,389,900	1,707,399	2.98	Other4

Total Bahamas	1,389,900	1,707,399	2.98

Total Investments in Investments Funds	$58,630,765	$59,251,849	103.42%

Other assets, less liabilities		(1,970,102)	(3.42)
Net assets		$57,281,747	100.00%

1	All investments in Investment Funds are non-income producing.

2
Available frequency of redemptions after initial lock-up period, if any.  Different tranches may have different liquidity terms.  Tranches may be subject to investor level gates.  Redemption notice periods range from thirty to ninety days.  Lockup periods range from twelve to thirty months.  The Adviser cannot estimate when restrictions will lapse for any fund level gates, suspensions or side pockets.

3	Investor level gates ranging from 6.25% - 33.33% of investment value apply for permitted redemption period.

4	The Investment Funds do not have set redemption timeframes but are liquidating investments and making distributions at the Investment Funds’ management’s discretion.

See accompanying notes to financial statements.

Ironwood Institutional Multi-Strategy Fund LLC

Notes to Consolidated Financial Statements (unaudited)

As of October 31, 2011

1.	Organization

Ironwood Institutional Multi-Strategy Fund LLC (“the Fund”) was organized under the laws of the state of Delaware as a limited liability company on August 25, 2010.  The Fund commenced operations on January 1, 2011 and operates pursuant to the terms and conditions of the amended and restated limited liability company agreement (“the LLC Agreement”).  While non-diversified for the Investment Company Act of 1940 (“the 1940 Act”) purposes, the Fund intends to comply with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (“the Code”), as such requirements are described in more detail below.

The Fund’s investment objective is capital appreciation with limited variability of returns.  The Fund attempts to achieve this objective by allocating capital among a number of pooled entities that are organized in non-U.S. jurisdictions and classified as corporations for U.S. federal income tax purposes.  Each is managed by an independent investment adviser pursuant to relative value investment strategies or other techniques, and subject to various risks.

Ironwood Capital Management Corporation serves as the Fund’s investment adviser (“the Adviser”) and is responsible for providing day-to-day investment management services to the Fund, subject to the supervision of the Fund’s Board of Directors (“the Board”).  The Adviser is registered as an investment adviser under the U.S. Investment Advisers Act of 1940 (“the Advisers Act”).  The Fund has no fixed termination date and will continue unless the Fund is otherwise terminated under the terms of the LLC Agreement or unless, and until, required by law.

The Fund is a “Master fund” in a “Master-Feeder” structure whereby a feeder fund invests substantially all of its assets in the Fund.  At October 31, 2011, Ironwood Multi-Strategy Fund LLC, a feeder fund to the Fund, represented 28% of the Fund’s net assets.  The Board has overall responsibility for monitoring and overseeing the Fund’s investment program and its management and operations.  A majority of the members of the Board are not “interested persons” (as defined by the Advisers Act) of the Fund or the Adviser.

The Fund will offer on a monthly basis up to $300 million in Units.  Foreside Fund Services, LLC acts as the distributor (“the Distributor”) of the Units on a best-efforts basis, subject to various conditions.  Units were offered at a price equal to $1,000 per Unit on the initial date on which Units were sold and, thereafter, at the current net asset value per Unit on the first business day of each month, plus any applicable sales charge.  The Distributor may enter into selected dealer agreements with various brokers and dealers (“Selling Agents”) that have agreed to participate in the distribution of the Fund’s Units.

Each prospective investor (and Members who subscribe for additional Units) will be required to certify that the Units purchased are being acquired directly or indirectly for the account of either a natural person who is an “accredited investor”, as defined in Rule 501 of the Securities and Exchange Commission Regulation D, or a non-natural person that is a “qualified client”, as defined in Rule 205-3 of the Investment Advisers Act of 1940, as amended.  The Fund and/or the

Ironwood Institutional Multi-Strategy Fund LLC

Notes to Consolidated Financial Statements (unaudited)

As of October 31, 2011

1.	Organization (continued)

Selling Agent may impose additional eligibility requirements for Members who purchase Units.  The minimum initial investment is $250,000, subject to waiver by the Adviser to an amount not less than $25,000.  The minimum subsequent investment is $50,000, subject to waiver by the Adviser.  Members may only purchase their Units through a Selling Agent or directly from the Fund.

Investments may be subject to a sales charge (a “Sales Charge”) of up to 2.00%, subject to waiver or adjustment (i) for investment in Units by affiliates of Ironwood; (ii) for certain institutional investors who have previously invested in private investment vehicles managed by Ironwood; (iii) where a prospective Member is purchasing Units through a broker-dealer participating in the offering that has agreed to waive all or a portion of such Sales Charge for all investors purchasing Units through such broker-dealer; or (iv) where a broker-dealer has agreed to waive all or a portion of such Sales Charge for particular sub-sets of investors purchasing Units through such broker-dealer (i.e. where a particular broker-dealer has certain established “breakpoints” for investors making an investment above a certain threshold).  The Sales Charge will be in addition to the subscription price for Units and will not form a part of an investor’s investment in the Fund.  All or a portion of the Sales Charge relating to Units will be paid to the Selling Agent that assisted in the placement of such Units.

The Board, from time to time, and in its sole and absolute discretion, may determine to cause the Fund to make a tender offer to repurchase Members’ Units (each, an “Offer”) at net asset value per Unit on a repurchase date.  In determining whether the Fund should make an Offer to repurchase Units from Members in response to repurchase requests, and the number of Units that will be the subject of such Offer, the Board will consider, among other things, the recommendation of the Adviser.  In an Offer, the Board may determine to cause the Fund to repurchase less than the full amount of Units that Members requested to be repurchased.  Each such repurchase offer will generally apply to up to 10% of the net assets of the Fund.  The Adviser expects that it will recommend to the Board that the Fund makes an Offer to repurchase Units from Members semi-annually on each June 30 and December 31 (a “Repurchase Date”) (or if such date is not a business day, on the immediately preceding business day).  A Member who tenders for repurchase such Member’s Units during the first year following such Member’s initial capital contribution will be subject to a fee of 5% of the value of the Units repurchased by the Fund, payable to the Fund.  The Board may, in certain limited instances where the Board has determined that the remaining Members will not be materially and adversely affected or prejudiced, waive the imposition of the early repurchase fee.  Any such waiver does not imply that the early repurchase fee will be waived at any time in the future.  Members who tender a portion of their Units, up to 95% of such Member’s Units (defined as a specific dollar value in their Offer Acceptances (“Offer Acceptances”)), and which portion is repurchased by the Fund, will receive the specified dollar amount equal to the net asset value of such Units repurchased by the Fund.  Promptly after the Repurchase Date, each Member whose Units or portion thereof has been repurchased will be given a non-interest bearing, non-transferable promissory note issued by the Fund entitling such Member to be paid an amount equal to 100% of the unaudited net

Ironwood Institutional Multi-Strategy Fund LLC

Notes to Consolidated Financial Statements (unaudited)

As of October 31, 2011

1.	Organization (continued)

asset value of such Member’s repurchased Units, determined as of the Repurchase Date (after giving effect to all allocations to be made as of that date to such Member, including any Advisory Fee allocable to such Units).  The note will entitle the Member to be paid within 90 calendar days after the Repurchase Date (a “Payment Date”).

If a Member has tendered for repurchase 95% or more of the Units held by such Member in an Offer Acceptance and 95% or more of such Member’s Units are repurchased by the Fund, such Member shall receive cash or a non-interest bearing, non-transferable promissory note issued by the Fund in an amount equal to 95% of the estimated unaudited net asset value of such Member’s Units being repurchased, determined as of the Repurchase Date (after giving effect to all allocations to be made as of that date to such Member’s Units, including any Advisory Fee allocable to such Units), which will be paid on or prior to the Payment Date (an “Initial Payment”); and a non-interest bearing, non-transferable promissory note issued by the Fund entitling such Member to up to the remaining 5% of the estimated unaudited net asset value of such Member’s Units being repurchased, determined as of the Repurchase Date (“the Subsequent Payment”).  Following the later of the completion of the Fund’s annual audit, or such longer period as the Board in its discretion deems necessary to protect the interests of the remaining Members, the amount of the Subsequent Payment will be adjusted so that the sum of the Initial Payment and the Subsequent Payment is equal to 100% of the final audited net asset value of such Member’s Units being repurchased, determined as of the Repurchase Date and the as-adjusted Subsequent Payment will be paid to such Member.

2.	Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“US GAAP”).  Such policies are consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including the estimated fair value of investments.  Actual results could differ from those estimates.

Basis of Consolidation

The Fund invests approximately 3.68% of its assets in Ironwood Multi-Strategy Fund Ltd., (the “CFC”) a controlled foreign corporation which is wholly owned by the Fund.  The CFC is used to invest in Investment Funds which do not allow United States entities to invest directly.  The consolidated financial statements include the results of the Fund and CFC, after the elimination of all material intercompany balances and transactions.

Ironwood Institutional Multi-Strategy Fund LLC

Notes to Consolidated Financial Statements (unaudited)

As of October 31, 2011

2.	Significant Accounting Policies (continued)

Portfolio Valuation

The net asset value of the Fund is determined as of the close of business at the end of any fiscal period, generally monthly, in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

The Board has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value, which ordinarily will be the amount equal to the Fund’s pro rata interest in the net assets of each such Investment Fund, as such value is supplied by, or on behalf of, the Investment Fund’s investment manager from time to time, usually monthly.  Some values received from, or on behalf of, the Investment Funds’ respective investment managers are typically estimates only, subject to subsequent revision by such investment managers.  Such values are generally net of management fees and performance incentive fees or allocations payable to the Investment Funds’ managers or general partners pursuant to the Investment Funds’ operating agreements.  The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements or offering memoranda.  The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate.

Some of the Investment Funds may hold a portion of their assets in “side pockets,” which are sub-funds within the Investment Funds that have restricted liquidity, potentially extending over a much longer period than the typical liquidity an investment in the Investment Funds may provide.  Should the Fund seek to liquidate its investment in an Investment Fund that maintains these side pockets, the Fund might not be able to fully liquidate its investment without delay, which could be considerable.  In such cases, until the Fund is permitted to fully liquidate its interest in the Investment Fund, the fair value of its investment could fluctuate based on adjustments to the value of the side pocket as determined by the Investment Fund’s investment manager.  At October 31, 2011, approximately 0.05% of the Fund’s net assets were invested in side pockets maintained by the Investment Funds.  Management cannot estimate the timing of when side pockets will be liquidated.

The Adviser has designed ongoing due diligence processes with respect to Investment Funds and their investment managers, which assist the Adviser in assessing the quality of information provided by, or on behalf of, each Investment Fund and in determining whether such information continues to be reliable or whether further investigation is necessary.  Such investigation, as applicable, may or may not require the Adviser to forego its normal reliance on the value supplied by, or on behalf of, such Investment Fund and to independently determine the fair value of the Fund’s interest in such Investment Fund, consistent with the Fund’s fair valuation procedures.

Ironwood Institutional Multi-Strategy Fund LLC

Notes to Consolidated Financial Statements (unaudited)

As of October 31, 2011

2.	Significant Accounting Policies (continued)

Portfolio Valuation (continued)

If no value is readily available from an Investment Fund or if a value supplied by an Investment Fund were to be deemed by the Adviser not to be indicative of its fair value, the Adviser would determine, in good faith, the fair value of the Investment Fund under procedures adopted by the Board and subject to Board supervision.  In accordance with the LLC Agreement, the Adviser values the Fund’s assets based on such reasonably available relevant information as it considers material.  Because of the inherent uncertainty of valuation, the fair values of the Fund’s investments may differ significantly from the values that would have been used had a ready market for the investments held by the Fund been available.  As of October 31, 2011, no investments were valued by the Adviser.

The Fund defines investment strategies as follows:

(1) Relative Value Multi-Strategy.  Relative value strategies attempt to capture pricing anomalies between assets that for all economic purposes are identical.  Relative value strategies capture these inefficiencies by utilizing a combination of assets including bonds, stocks, swaps, options, exchange traded funds, currencies, futures, etc.  An example of this type of strategy would be bond basis trading, which attempts to capture the difference between spreads on derivative credit instruments (e.g., swaps and futures) and spreads on closely matched (in terms of issuer and maturity) cash bonds.  The values of the two aforementioned instruments converge at two important circumstances, i.e., at default and at maturity, and thus the basis between the two should generally be quite tight.  Market distortions (e.g., structural imbalances, asset flows, leverages facilities, etc.) create this cash synthetic spread which the Adviser’s managers attempt to capture through relative value trading.  Examples of other relative value strategies include capital structure arbitrage, convertible bond arbitrage, fixed income arbitrage and index arbitrage.  Relative value multi-strategy hedge funds utilize more than one relative value strategy as part of their underlying business.

(2) Equity Market Neutral.  Equity market neutral strategies involve the purchase of a stock or baskets of stocks that is relatively underpriced, as well as selling short a stock or basket of stock that is relatively overpriced.  Depending on the manager’s investment strategy, the determination of whether a stock is overpriced or underpriced can be made through fundamental analysis (a “fundamental long/short” strategy) or by complex statistical models that examine numerous factors that affect the price of a stock (a “statistical arbitrage” strategy).

The Adviser only selects investments with long/short managers who use a “dollar balanced” approach, i.e., they would only short the same dollar value of stocks for which they are long.

(3) Event-Driven Multi-Strategy.  Event-driven strategies involve the assessment of how, when and if an announced transaction will be completed.  A common event-driven strategy is merger arbitrage (also called risk arbitrage).  This involves the purchase of the stock of a target company

Ironwood Institutional Multi-Strategy Fund LLC

Notes to Consolidated Financial Statements (unaudited)

As of October 31, 2011

2.	Significant Accounting Policies (continued)

involved in a potential merger and, in the case of a stock-for-stock offer, the short sale of the stock of the acquiring company.  The target company’s stock would typically trade at a discount to the offer price due to the uncertainty of the completion of the transaction.  The positions may be reversed if the manager feels the acquisition may not close.  This strategy aims to capture the spread between the value of the security at the close of the transaction and its discounted value at the time of purchase.  Other examples of event-driven trades include equity restructurings, spin-offs, sub trades, asset sales and liquidations.  Event driven multi-strategy hedge funds utilize more than one relative value strategy as part of their underlying business.

(4) Distressed.  Distressed strategies involve the purchase or short sale of debt or equity securities of issuers experiencing financial distress.  These securities are attractive because of the market’s inaccurate assessment of the company’s future potential.  Managers may obtain voting rights or control blocks and actively participate in the bankruptcy or reorganization process while other investors may remain passive investors.

(5) Credit Opportunities.  Credit strategies involve a variety of strategies intended to exploit inefficiencies in the high-yield and related credit markets.  One such strategy is capital structure arbitrage which involves the purchase and short sale of different classes of securities of the same issuer where there is a relative mispricing between two classes of securities.  An example of this strategy is the purchase of undervalued senior secured debt, and the short sale of overvalued subordinated unsecured debt, or common equity.

As of October 31, 2011, strategy allocations were as follows:

Strategy Allocation	Percent of Net Assets
Relative Value Multi-Strategy	28.66%
Equity Market Neutral	21.38
Event Driven Multi-Strategy	25.73
Distressed	19.05
Credit Opportunities	8.60
103.42%

Cash

In the normal course of business, the Fund maintains its cash balances in financial institutions, which at times may exceed federally insurable limits.  The Fund is subject to credit risk to the extent any financial institution with which it conducts business is unable to fulfill contractual obligations on its behalf.  Management monitors the financial condition of such financial institutions and does not anticipate any losses from these counterparties.  As of October 31,

Ironwood Institutional Multi-Strategy Fund LLC

Notes to Consolidated Financial Statements (unaudited)

As of October 31, 2011

2.	Significant Accounting Policies (continued)

2011, the Fund holds cash accounts with entities that are affiliated with the Fund’s custodian and the Fund’s administrator.

Income Recognition and Expenses

The Fund recognizes income and records expenses on an accrual basis.  Income, expenses and realized and unrealized gains and losses are recorded monthly.  The changes in Investment Funds’ net asset values are included in net change in unrealized appreciation/depreciation on investments in Investment Funds in the Statement of Operations.  Realized gain (loss) from investments in Investment Funds is calculated using specific identification.

Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its Members.  Therefore, no provision for federal income taxes is required.  The Fund files tax returns with the U.S. Internal Revenue Service and various states.  The Fund may be subject to taxes imposed by countries in which it invests.  Such taxes are generally based on income earned or gains realized or repatriated.  Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded.  The Fund has concluded there are no significant uncertain tax positions that would require recognition in the financial statements as of October 31, 2011.  If applicable, the Fund recognizes interest accrued related to liabilities for unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations.  Generally, tax authorities can examine all tax returns filed for the last three tax years.

Distribution of Income and Gains

The Fund declares and pays dividends annually from net investment income.  Net realized gains, if any, are distributed at least annually.  Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

In order to satisfy the diversification requirements under Subchapter M of the Code, the Fund generally invests its assets in Investment Funds organized outside the United States that are treated as corporations for U.S. tax purposes and are expected to be classified as passive foreign investment companies (PFICs).  As such, the Fund expects that distributions generally will be taxable as ordinary income to the Members.

Each Member whose Units are registered in its own name will have all income dividends and capital gains distributions automatically reinvested in additional Units unless such Member specifically elects to receive all income, dividends and capital gain distributions in cash.

The Fund has a tax year that ends on December 31.  The tax cost as of October 31, 2011, was substantially the same as book.

Ironwood Institutional Multi-Strategy Fund LLC

Notes to Consolidated Financial Statements (unaudited)

As of October 31, 2011

3.	Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk.  These include, but are not limited to, short selling activities, written option contracts, and swaps.  The Fund’s risk of loss in these Investment Funds is limited to the value of the Fund’s interest in these Investment Funds as reported by the Fund.

4.	Fair Value of Financial Instruments

The fair value of the Fund’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets and Liabilities.  Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability.  The Fund uses a three-tier hierarchy to distinguish between (a) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the fair value of the Fund’s investments.  The inputs are summarized in the three broad levels listed below:

Level 1	– quoted prices in active markets for identical investments

Level 2
– other significant observable inputs (including quoted prices for similar investments, fair value of investments for which the Fund has the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, with near term defined as one year from the date of measurement)

Level 3
– significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments, fair value of investments for which the Fund does not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term as defined above)

The inputs or methodology used for valuing investments are not necessarily an indication of the risks associated with investing in those investments.

The units of account that are valued by the Fund are its interests in the Investment Funds and not the underlying holdings of such Investment Funds.  Thus, the inputs used by the Fund to value its

Ironwood Institutional Multi-Strategy Fund LLC

Notes to Consolidated Financial Statements (unaudited)

As of October 31, 2011

investments in each of the Investment Funds may differ from the inputs used to value the underlying holdings of such Investment Funds.

4.	Fair Value of Financial Instruments (continued)

The following is a summary of the fair value inputs used, by investment strategies of the Investment Funds, as of October 31, 2011:

Investment Funds	Level 1	Level 2	Level 3	Total
Relative Value Multi-Strategy	$-	$9,470,232	$6,949,987	$16,420,219
Equity Market Neutral	-	10,639,161	1,606,400	12,245,561
Event Driven Multi-Strategy	-	9,341,393	5,402,578	14,743,971
Distressed	-	3,345,479	7,567,908	10,913,387
Credit Opportunities	-	3,342,977	1,585,734	4,928,711
Total	$-	$36,139,242	$23,112,607	$59,251,849

The following is a reconciliation by investment strategies of Investment Funds for which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Investment Funds
	Relative Value Multi Strategy	Equity Market Neutral	Event Driven Multi- Strategy	Distressed	Credit Opportunities	Total
Balance as of April 30, 2011	$4,284,624	$941,893	$3,998,897	$3,642,390	$1,762,258	$14,630,062
Purchases	3,032,500	1,543,750	1,975,000	4,245,552	1,012,500	11,809,302
Sales	-	-	-	(191,950)	-	(191,950)
Net Realized Gain	-	-	-	44,623	-	44,623
Net Unrealized Gain/Loss	125,199	25,484	(161,032)	(137,248)	(83,730)	(231,327)
Level 3 to Level 2 Exchange	(492,336)	(904,727)	(410,287)	(35,459)	(1,105,294)	(2,948,103)
Balance as of October 31, 2011	$6,949,987	$1,606,400	$5,402,578	$7,567,908	$1,585,734	$23,112,607

5.	Investment Transactions

Total purchases of Investment Funds for the six months ended October 31, 2011 were $29,419,004.  Total proceeds from redemptions of Investment Funds for the six months ended October 31, 2011 were $477,108.

As of October 31, 2011, gross unrealized appreciation on Investment Funds was $1,532,645 and gross unrealized depreciation was $911,561.

6.	Prepaid Investments

Prepaid investments in Investment Funds represent amounts transferred prior to period-end to Investment Funds to be made effective November 1, 2011, pursuant to each Investment Fund’s operating agreement.

Ironwood Institutional Multi-Strategy Fund LLC

Notes to Consolidated Financial Statements (unaudited)

As of October 31, 2011

7.	Advisory Fee, Related Party Transactions and Other

In consideration of the advisory and other services provided by the Adviser to the Fund, the Fund pays the Adviser a monthly advisory fee of 0.10% (1.20% on an annualized basis) of the Fund’s month end net asset value.  The advisory fee is an expense paid out of the Fund’s assets and is computed based on the value of the net assets of the Fund as of the close of business on the last business day of each month, before adjustments for any repurchases effective on that day.  The advisory fee is in addition to the asset-based management fees and incentive fees or allocations charged by the underlying Investment Funds and indirectly borne by Members in the Fund.  For the six months ended October 31, 2011, the Fund incurred advisory fees of $251,915, of which $152,948 was payable to the Adviser at October 31, 2011.

State Street Bank and Trust Company (“State Street”) provides accounting and administrative services to the Fund.  Under an administrative services agreement, State Street is paid an administrative fee, computed and payable monthly.

The Bank of New York Mellon (the “Custodian”) serves as the custodian of the Fund.  The Fund compensates the Custodian for providing custody services to the Fund.

The Fund pays to the Adviser an account servicing fee (the “Account Servicing Fee”).  The Account Servicing Fee will accrue monthly at a rate equal to 0.0333% (a 0.40% annual rate) of the net asset value of each Member’s Units as of the close of business on the last calendar day of each month.  The Account Servicing Fee is payable in arrears as of the last calendar day of the applicable quarter.  The Adviser may, in its sole discretion, pay up to the entire amount of the Account Servicing Fee relating to Units to a Selling Agent that assisted in the servicing of accounts.  The Fund pays all investment expenses, including, but not limited to, brokerage commissions (if any) and all other costs of executing transactions, interest expense, insurance expense, custodial expense, its expenses of the Investment Funds, including management fees to the investment advisors of the Investment Funds (generally ranging from 1.00% to 3.00% of assets under management) and performance fees or allocations to such Investment Fund Advisers (generally ranging from 20% to 35% of net profits) and all ongoing ordinary administrative and operational costs of the Fund, including (but not limited to) legal costs, accounting costs, taxes and any fees paid to the fund administrator or the regulatory and compliance administrator.  The Fund will also directly pay any extraordinary operating expenses.  The Adviser will bear all ongoing ordinary administrative and operational costs of the Adviser, including employees’ salaries, office rent, travel costs, quote machine rent, computer and equipment costs, telephone bills, office supplies, research and data costs, legal costs, accounting costs, filing costs and communication expenses.  The Adviser has agreed to bear any organizational and initial offering costs related to the Fund and will not be reimbursed for these costs under the Fund’s Expense Limitation Agreement.

The Adviser has entered into an agreement with the Fund (the “Expense Limitation Agreement”) whereby it has contractually agreed to waive its fees and/or reimburse the Fund’s expenses to the extent necessary to ensure that the monthly expenses of the Fund (excluding taxes, brokerage

Ironwood Institutional Multi-Strategy Fund LLC

Notes to Consolidated Financial Statements (unaudited)

As of October 31, 2011

7.	Advisory Fee, Related Party Transactions and Other (continued)

commissions, interest expenses incurred in connection with any credit facility, other transaction related expenses, custody fees, any extraordinary expenses of the Fund, any acquired fund fees and expenses, the Advisory Fee and the Account Servicing Fee paid by the Fund) will not exceed 0.020833% (0.25% per annum) of the Fund’s net assets as of each Fiscal Period Closing during the term of the Expense Limitation Agreement (the “Expense Limitation”).  The Fund will carry forward, for a period not to exceed 3 years from the date on which a waiver or reimbursement is made by the Adviser, any expenses in excess of the Expense Limitation and repay the Adviser such amounts; provided that the Fund is able to effect such reimbursement and remain in compliance with the Expense Limitation disclosed in the then-effective Prospectus.  Accrued expenses in the statement of assets and liabilities is comprised of expenses reimbursable to the Adviser.  Expenses in excess of the Expense Limitation, as waived and/or reimbursed by the Adviser, for the six months ended October 31, 2011, were $362,446 and are subject to recoupment by the Adviser from the Fund for future years as described above.

Compensation to the Directors of the Fund during the period was $50,000.  As of October 31, 2011, the Directors, the Adviser and employees, officers and affiliates of the Adviser held Units in the Fund as follows:

	Units	Percent of Net Assets
Directors	792.63	1.40%
Officers	110.56	0.20%
Adviser and employees	2,654.67	4.70%
Total	3,557.86	6.30%

8.	Credit Facility

The Fund maintains a secured credit agreement with Credit Suisse International for a revolving line of credit (the “Credit Facility”).  The maximum availability under the Credit Facility is $5,000,000 subject to specific asset-based covenants.  Borrowings are collateralized by certain assets of the Fund and bear interest at an annual rate of LIBOR plus 2.00%.  Interest is accrued daily on any outstanding balance and, if not repaid on the interest accrual date, is automatically added to the principal amount of the loan.  The Fund also pays a commitment fee of 1.00% based on the amount by which the maximum availability exceeds the outstanding loan balance.  As of October 31, 2011, the rate in effect was approximately 2.43%.

Ironwood Institutional Multi-Strategy Fund LLC

Notes to Consolidated Financial Statements (unaudited)

As of October 31, 2011

9.	Financial Highlights

The following represents per Unit data, ratios to average net assets and other financial highlights information for Members:

	For the Six Months Ended October 31, 2011	Period from January 1, 2011 (inception) to April 30, 2011
For a Unit outstanding throughout the period:
Net asset value, beginning of period	$1,044.62	$1,000.00
Net investment loss (a)	(11.39)	(6.79)
Net realized gain and change in unrealized appreciation on investments in investment funds	(19.90)	51.41
Net increase in net assets resulting from operations	(31.29)	44.62
Net asset value, end of period	$1,013.33	$1,044.62

Total return(b)	(3.00)%	4.46%

Ratio of total expenses to average net assets before expense waivers and reimbursements (c)	3.86%	5.79%
Ratio of total expenses to average net assets after expense waivers and reimbursements (c)	2.14%	1.98%
Ratio of net investment loss to average net assets (d)	(2.14)%	(1.98)%

Portfolio turnover	1.14%	0.43%

Net assets, end of period (In Thousands)	$57,282	$31,129

(a)	Calculated based on the average units outstanding methodology.

(b)
Total return assumes a subscription of a Unit in the Fund at the beginning of the period and a repurchase of the Unit on the last day of the period, and assumes investment of all distributions during the period.

(c)	Ratios do not reflect the Fund’s proportionate share of the expenses of the Investment Funds.

(d)	Ratios do not reflect the Fund’s proportionate share of the income and expenses of the Investment Funds.

The above ratios and total return have been calculated for the Members taken as a whole.  Total return has not been annualized but expense ratios are annualized.

An individual Member’s return and ratios may vary from these returns and ratios due to the timing of Unit transactions.

Ironwood Institutional Multi-Strategy Fund LLC

Notes to Consolidated Financial Statements (unaudited)

As of October 31, 2011

10.	Member Transactions

Transactions in Units were as follows for the six months ended October 31, 2011 and from January 1, 2011 (commencement of operations) through the fiscal year ended April 30, 2011:

	October 31, 2011	April 30, 2011
Units outstanding, beginning of period	29,799.820	-
Units purchased	27,741.856	29,799.820
Units redeemed	(1,013.415)	-
Units outstanding, end of period	56,528.261	29,799.820

11.	Subsequent Events

From November 1, 2011 to December 20, 2011, the Fund confirmed subscriptions of approximately $13,965,000.

Fund Management

The Fund’s officers are appointed by the Directors and oversee the management of the day-to-day operations of the Fund under the supervision of the Board of Directors.  One of the Directors and all of the officers of the Fund are officers or employees of Ironwood Capital Management (the “Adviser” or “Ironwood”).  The other Directors are not affiliated with the Adviser and are not “interested persons” as defined under Section 2(a)(19) of the 1940 Act (the “Independent Directors”).  A list of the Directors and officers of the Fund and a brief statement of their present positions and principal occupations during the past five years are set out below.

Directors (unaudited)

Name and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Public Company Directorships
Disinterested Directors
Richard W. Meadows DOB: 1/9/1950	Independent Director	Since inception	Executive Vice President of mutual fund administration firm	2	0
M. Kelley Price DOB: 6/26/1950	Independent Director	Since inception	Executive Vice President of mutual fund administration firm	2	0
Interested Directors1
Jonathan Gans DOB: 11/8/1971	President, Director, Chairman of the Board	Since inception	Chief Executive Officer and President of Ironwood Capital Management	2	0

1	Mr. Gans is deemed to be an “interested person,” as defined in the 1940 Act, of the Fund (“Interested Director”) because of the affiliation with the Fund and Ironwood.

Officers (unaudited)

Set forth below is the name, date of birth, position with the Fund, length of term of office, and the principal occupation for the last five years, as of October 31, 2011.  The business address of each officer is care of Ironwood Capital Management, One Market Plaza, Steuart Tower, Suite 2500, San Francisco, California 94105.

Name and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Jonathan Gans DOB: 11/8/1971	Chief Executive Officer, President	Since inception	Chief Executive Officer and President of Ironwood Capital Management
John Weaver 1 DOB: 4/28/1974	Secretary	10/3/2011	Senior Vice President Operational Due Diligence of Ironwood Capital Management
Alison Sanger DOB: 8/12/1971	Chief Compliance Officer	Since inception	Chief Operating Officer/ Chief Compliance Officer of Ironwood Capital Management
Laurie Chatoff 1 DOB: 8/5/1967	Treasurer	10/3/2011	Director of Finance of Ironwood Capital Management as of 10/3/2011 Previous: Consultant to Alternative Investment Clients

1	Subject to Board of Directors approval

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to unit holders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable.

(b)
There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Fund’s board of directors, where those changes were implemented after the Fund last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)) , or this Item.

Item 11. Controls and Procedures.

(a)      The Fund's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Fund's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)           There were no changes in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Fund's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)      Not applicable

(a)(2)      Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

(a)(3)      Not applicable

(b)          Certifications pursuant to Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 53 of  Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                      Ironwood Multi-Strategy Fund LLC

By

/s/ Jonathan Gans_____________________________

Jonathan Gans, Chief Executive Officer and President

(principal executive officer)

Date:  January 9, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Jonathan Gans_____________________________

Jonathan Gans, Chief Executive Officer and President

(principal executive officer)

Date: January 9, 2012

By

/s/ Laurie Chatoff_______________________________

Laurie Chatoff, Treasurer

(principal financial officer)

Date: January 9, 2012